State Street Corporation

One Lincoln Street

Boston, MA 02111

February 1, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)

File Nos. 033-10451, 811-04920

Post Effective Amendment Nos. 123 and 125

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and the Statement of Additional Information each dated January 31, 2023 for the Investor Class shares and Institutional Class shares of the Wasatch Core Growth Fund, Wasatch Emerging India Fund, Wasatch Emerging Markets Select Fund, Wasatch Emerging Markets Small Cap Fund, Wasatch Frontier Emerging Small Countries Fund, Wasatch Global Opportunities Fund, Wasatch Global Select Fund, Wasatch Global Value Fund, Wasatch Greater China Fund, Wasatch International Growth Fund, Wasatch International Opportunities Fund, Wasatch International Select Fund, Wasatch Long/Short Alpha Fund, Wasatch Micro Cap Fund, Wasatch Micro Cap Value Fund, Wasatch Small Cap Growth Fund, Wasatch Small Cap Value Fund, Wasatch Ultra Growth Fund, and Wasatch U.S. Select Fund, and Investor Class shares of the Wasatch-Hoisington U.S. Treasury Fund, do not differ from those contained in Post-Effective Amendment No. 123 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 27, 2023 (Accession #0001193125-23-017704).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc:	R. Biles